UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Fund

November 30, 2009

	Principal
	Amount	Value
Municipal Bonds – 96.58%
Corporate Revenue Bonds – 16.30%
Alliance Airport Authority, Texas Special Facilities Revenue (American Airlines Project) Series
B 5.25% 12/1/29 (AMT)	$2,250,000	$1,085,648
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	1,891,034
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,288,500
•(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,599,255
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 5.875% 6/1/47	8,040,000	5,726,812
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,546,416
Hawaii State Department Budget & Finance Special Purpose Revenue (Hawaiian Electric Co.
Subsidiary) 6.50% 7/1/39	5,350,000	5,711,286
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,741,723
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,832,520
Iowa Finance Authority Pollution Control Facility Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,944,158
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	3,036,210
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	3,000,000	2,982,630
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power
Co.) Series B 4.875% 6/1/34	4,750,000	5,112,663
Missouri State Environmental Improvement & Energy Resource Authority Pollution Control
Revenue Refunding (St. Joseph Light & Power Company Project) 5.85% 2/1/13 (AMBAC)	2,200,000	2,204,554
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	1,951,442
6.50% 11/1/39	3,915,000	4,068,233
Nassau County, New York Tobacco Settlement Asset-Backed Series A-3 5.125% 6/1/46	2,215,000	1,748,698
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines,
Inc. Project) 6.25% 9/15/29 (AMT)	2,000,000	1,665,180
•New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.625% 8/1/25 (AMT)	4,620,000	4,333,190
7.75% 8/1/31 (AMT)	2,000,000	1,882,240
Ohio State Air Quality Development Authority Revenue Environmental Improvement (First
Energy Generation) Series A 5.70% 8/1/20	4,750,000	4,985,885
Owen County, Kentucky Waterworks System Revenue (American Water Co.) Series B 5.625% 9/1/39	3,300,000	3,360,423
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	6,340,000	6,790,711
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	4,924,900
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	2,518,800
Richmond County, Georgia Development Authority Environmental Improvement Revenue
(International Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	4,859,550
Salt Verde Financial Corporation, Arizona Senior Gas Revenue 5.00% 12/1/37	5,500,000	4,478,595
South Carolina Jobs Economic Development Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	488,465
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	431,200
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	2,937,870
Tobacco Settlement Financing Corporation, Virginia Senior
ΩConvertible Series B-2 5.20% 6/1/46	2,500,000	1,481,225
Series B-1 5.00% 6/1/47	2,020,000	1,360,389
		94,970,405
Education Revenue Bonds – 6.97%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF Faculty
Student Housing) Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,329,848
Broward County, Florida Educational Facilities Authority Revenue (Nova Southeastern
Project) 5.25% 4/1/27 (RADIAN)	1,000,000	951,830

California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	3,207,424
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside
Military Academy Project) 5.125% 3/1/37	3,735,000	2,323,917
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	3,827,334
Massachusetts State Health & Educational Facilities Authority Revenue
(Harvard University) Series A 5.50% 11/15/36	4,515,000	5,015,217
(Nichols College Project) Series C 6.125% 10/1/29	4,350,000	3,988,124
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,416,549
New Hampshire Higher Educational & Health Facilities Authority Revenue (New Hampton
School Issue) 5.375% 10/1/28	3,070,000	2,762,202
New Jersey State Educational Facilities Authority Revenue (University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,435,000	1,615,781
^Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.50% 7/1/21 (NATL-RE)	2,000,000	1,046,400
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,750,000	1,329,983
Saint Louis, Missouri Industrial Development Authority Revenue (Confluence Academy
Project) Series A	1,150,000	916,619
5.25% 6/15/25
5.35% 6/15/32	2,300,000	1,710,096
Texas A & M University Revenue Financing System 5.00% 5/15/17	4,060,000	4,718,207
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	469,285
		40,628,816
Electric Revenue Bonds – 1.71%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	4,800,150
Puerto Rico Electric Power Authority Power Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,003,210
Series TT 5.00% 7/1/37	1,105,000	1,012,357
Series WW 5.50% 7/1/38	2,100,000	2,070,117
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (NATLE-RE)	1,000,000	1,057,800
		9,943,634
Escrowed to Maturity Bonds – 6.93%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	440,000	499,092
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private
Mortgage Insurance) 6.10% 3/1/16	1,225,000	1,030,397
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc.
Project) 8.00% 5/15/12	2,715,000	2,983,839
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,838,450
5.50% 1/1/15 (FGIC)	7,310,000	8,703,067
5.50% 1/1/16 (FGIC)	1,000,000	1,201,190
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,331,977
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	2,200,000	2,759,658
		40,347,670
Health Care Revenue Bonds – 13.36%
Arizona Health Facilities Authority Revenue (Banner Health) Series D 5.375% 1/1/32	2,500,000	2,521,900
Brevard County, Florida Health Facilities Authority Health Care Facilities Revenue (Heath
First Inc. Project) Series B 7.00% 4/1/39	1,610,000	1,733,165
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,501,708
California Municipal Finance Authority Certificates of Participation (Community Hospital Center) 5.50% 2/1/39	4,380,000	3,882,695
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue Unrefunded Balance (St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	994,890
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	1,805,000	1,798,989
@Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,500,000	1,172,790
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,001,272
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29	4,000,000	4,155,080
Escambia County, Florida Health Facilities Authority Health Care Facilities Loan (VHA
Program) 5.95% 7/1/20 (AMBAC)	455,000	467,271
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health Services) Series A 5.50% 5/15/35	2,500,000	2,597,050
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,020,810
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	5,500,000	5,766,805
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,932,760
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities) Series A 6.625% 8/15/30	2,000,000	2,018,160
Lycoming County, Pennsylvania Authority Health System Revenue (Susquehanna Health
System Project) 5.50% 7/1/28	3,000,000	2,941,710

Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,828,596
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,589,040
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,009,060
Montgomery County, Pennsylvania Industrial Development Authority Retirement Community
Revenue (Acts Retirement Communities) Series A 4.50% 11/15/36	2,000,000	1,615,160
New Mexico State Hospital Equipment Loan Council Revenue (Presbyterian Healthcare) 5.00% 8/1/39	4,500,000	4,338,000
New York State Dormitory Authority Revenue Non State Supported Debt
(North Shore LI Jewish Health System) Series A 5.50% 5/1/37	3,500,000	3,510,045
(Orange Regional Medical Center) 6.50% 12/1/21	2,745,000	2,771,023
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,037,146
Ohio State Higher Educational Facility Community Revenue (Cleveland Clinic Health
System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,039,500
Oregon Health Sciences University Revenue Series A 5.75% 7/1/39	3,700,000	3,866,130
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Revenue (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,200,984
Tallahassee, Florida Health Facilities Revenue (Tallahassee Memorial Regional Medical
Center) Series B 6.00% 12/1/15 (NATLE-RE)	2,500,000	2,504,075
		77,815,814
Housing Revenue Bonds – 1.20%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	300,000	300,162
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	700,021
(Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	500,195
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,456,993
Missouri State Housing Development Commission Mortgage Revenue Single Family
Homeowner Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)	200,000	200,034
Missouri State Housing Development Commission Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,448,346
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	501,985
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	105,000	109,258
Series E 6.95% 1/1/26 (GNMA) (AMT)	120,000	122,917
Orange County, Florida Housing Finance Authority Homeowner Revenue Series B 5.25%
3/1/33 (GNMA) (FNMA) (AMT)	135,000	135,194
Oregon Health, Housing, Educational, & Cultural Facilities Authority Revenue (Pier Park
Project) Series A 6.05% 4/1/18 (GNMA) (AMT)	890,000	891,095
Santa Fe, New Mexico Single Family Mortgage Revenue Series B-1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	135,000	135,170
Volusia County, Florida Multifamily Housing Finance Authority (San Marco Apartments) Series
A 5.60% 1/1/44 (FSA) (AMT)	500,000	501,880
		7,003,250
Lease Revenue Bonds – 2.20%
Atlanta, Georgia Development Authority Educational Facilities Revenue (Panther
Place - Georgia State Campus) Series A 4.75% 7/1/32 (ASSURED GTY)	230,000	229,991
Golden State Tobacco Securitization Corporation Settlement Revenue Enhanced
Asset-Backed Series A 5.00% 6/1/45	3,450,000	2,854,426
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (FSA)	700,000	764,281
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A	1,435,000	1,451,029
5.25% 12/1/19
5.625% 12/1/28	2,430,000	2,432,381
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	606,573
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	503,545
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue Series B 5.375% 7/1/16	1,000,000	1,000,890
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series F 5.25% 7/1/25	930,000	917,306
St. Charles County, Missouri Public Water Supply District #2 Certificates of Participation
(Missouri Project) Series B 5.10% 12/1/25 (NATL-RE)	500,000	500,015
^St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention
Center Hotel) 5.80% 7/15/20 (AMBAC)	3,035,000	1,530,247
		12,790,684
Local General Obligation Bonds – 5.47%
Boerne, Texas Independent School District Building 5.25% 2/1/27 (PSF)	4,000,000	4,180,560
Desert, California Community College District Election 2004 Series C 5.00% 8/1/37 (FSA)	4,785,000	4,707,148
Los Angeles, California Unified School District Election of 2005 Series F 5.00% 1/1/34	6,180,000	6,077,721
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)	1,250,000	1,306,975

New York City, New York
Series I 5.125% 3/1/23	5,875,000	6,074,339
Series I-1 5.375% 4/1/36	5,000,000	5,279,450
Series J 5.25% 6/1/28	2,055,000	2,117,184
Powell, Ohio 5.50% 12/1/32 (NATL-RE)	2,000,000	2,114,840
		31,858,217
§Pre-Refunded Bonds – 13.63%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
Analyses) Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,343,620
Deschutes County, Oregon Hospital Facilities Authority Hospital Revenue (Cascade Health
Services) 5.60% 1/1/32-12	1,250,000	1,376,200
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital) 5.25% 2/15/33-14	4,000,000	4,606,800
Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,043,300
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B 5.625% 6/1/38-13	7,500,000	8,563,424
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours Health
System) Series A 5.60% 11/15/30-11	130,000	147,674
Highlands County, Florida Health Facilities Authority (Adventist Health System/Sunbelt)
Series A 6.00% 11/15/31-11	1,500,000	1,661,190
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement
Fund - University Center Project) 6.25% 5/1/30-12	5,000,000	5,686,600
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
Construction & Improvement 5.625% 12/1/25-10 (FSA)	1,000,000	1,053,500
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)	1,175,000	1,206,807
Lee County, Florida Airport Revenue Series B 5.75% 10/1/33-10 (FSA)	3,000,000	3,167,010
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,317,220
Maryland State Economic Development Corporation, Student Housing Revenue (University of
Maryland College Park Project) 5.625% 6/1/35-13	1,125,000	1,302,311
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College &
State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,217,960
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,434,780
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,323,721
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center
Project) 5.125% 11/1/34-14	1,250,000	1,464,363
Osceola County, Florida School Board Certificates of Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,451,600
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
(Collegiate Housing Foundation - Oklahoma State University) Series A 6.375% 6/1/30-11	4,000,000	4,349,160
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/42-13	525,000	599,088
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,751,560
Series NN 5.125% 7/1/29-13	1,105,000	1,262,849
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	175,000	202,671
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27-12 (FSA)	10,000,000	10,919,599
St. Louis, Missouri Airport Revenue (Capital Improvement Project) Series A 5.375% 7/1/21-12 (NATL-RE)	1,635,000	1,819,150
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)	1,250,000	1,315,313
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	690,000	831,209
		79,418,679
Special Tax Bonds – 9.26%
@Belleville, Illinois Tax Increment Revenue (Frank Scott Parkway) Series A 5.70% 5/1/36	1,350,000	1,000,148
California State Economic Recovery Refunding Series A 5.25% 7/1/21	3,130,000	3,312,291
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (NATL-RE)	695,000	697,773
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	2,315,000	925,931
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,145,016
Jacksonville, Florida Excise Taxes Revenue Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,012,580
Lammersville, California School District Community Facilities District #2002 (Mountain
House) 5.125% 9/1/35	4,125,000	3,108,641
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	1,500,000	783,540
5.00% 1/1/32
5.125% 1/1/37	1,500,000	783,465
Missouri State Development Finance Board Infrastructure Facilities Revenue (Crackerneck
Creek Project) Series C 5.00% 3/1/26	500,000	501,670
New Jersey Economic Development Authority Revenue (Cigarette Tax)
5.50% 6/15/31	1,000,000	915,150
5.75% 6/15/34	1,935,000	1,809,728
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31	5,000,000	5,097,900
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,106,470
New York State Dormitory Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/38	4,545,000	4,642,945
Series B 5.25% 3/15/38	6,000,000	6,259,500

Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	10,780,000	8,029,913
•Series A 5.00% 8/1/39	5,500,000	5,719,340
Series A 5.75% 8/1/37	5,905,000	5,991,922
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,082,540
		53,926,463
State General Obligation Bonds – 5.27%
California State
6.00% 4/1/38	4,060,000	4,143,920
6.50% 4/1/33	2,570,000	2,765,166
Guam Government Series A 7.00% 11/15/39	4,295,000	4,421,917
Maryland State & Local Facilities Land Capital Improvement Second Series 5.00% 8/1/16	4,000,000	4,747,840
New York State Series A 5.00% 2/15/39	1,450,000	1,489,759
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	7,880,000	7,376,626
5.25% 7/1/23	500,000	493,765
5.50% 7/1/19 (NATL-RE)	5,000,000	5,270,100
		30,709,093
Transportation Revenue Bonds – 10.90%
Bay Area, California Toll Authority Bridge Authority Revenue (San Francisco Bay Area) Series F-1 5.625% 4/1/44	4,265,000	4,507,892
Branson, Missouri Regional Airport Transportation Development District Revenue (Branson
Airport Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	964,665
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	3,750,000	2,703,338
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	1,893,080
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,507,770
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	910,000	762,080
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,995,000	1,663,870
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue First Senior Lien
Series A 5.25% 10/1/44	4,740,000	4,810,626
Missouri State Highways & Transportation Commission State Road Revenue Series B 5.00% 5/1/24	9,000,000	9,817,470
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	6,875,606
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,595,005
•Series E-3 5.75% 1/1/38	4,320,000	4,680,979
ΩPennsylvania State Turnpike Commission Turnpike Revenue (Capital Appreciation)
Subordinate Series E 6.375% 12/1/38	10,000,000	6,270,800
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/42	275,000	239,701
Sacramento County, California Airport System Revenue (PFC/Grant) Series C 6.00% 7/1/41	6,500,000	6,913,010
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1 6.625% 7/1/34	5,995,000	6,300,385
		63,506,277
Water & Sewer Revenue Bonds – 3.38%
Atlanta, Georgia Water & Wastewater Revenue Series A 6.25% 11/1/39	5,500,000	5,808,384
Missouri State Environmental Improvement & Energy Resource Authority Water Pollution
Control Revenue Unrefunded Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)	1,060,000	1,064,558
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,396,200
Series A 5.25% 6/15/34	3,705,000	3,765,614
Tampa, Florida Water and Sewer Revenue 6.00% 10/1/16 (FSA)	1,000,000	1,200,690
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	513,927
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,930,287
		19,679,660
Total Municipal Bonds (cost $546,692,163)		562,598,662

•Short-Term Investments – 1.67%
Variable Rate Demand Notes – 1.67%
Lexington-Fayette Urban County, Kentucky Airport Board Revenue Series B 0.19% 7/1/38	2,105,000	2,105,000
Minneapolis & St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.19% 11/15/35	1,000,000	1,000,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) Series B 0.15% 7/1/43	6,500,000	6,500,000
New York City, New York Industrial Development Agency Civic Facility Revenue (New York Law School
Project) Series B-2 0.67% 7/1/36	100,000	100,000
Total Short-Term Investments (cost $9,705,000)		9,705,000

Total Value of Securities – 98.25%
(cost $556,397,163)		572,303,662
Receivables and Other Assets Net of Liabilities (See Notes) – 1.75%		10,206,456
Net Assets Applicable to 52,626,373 Shares Outstanding – 100.00%		$582,510,118

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^Zero coupon security. The rate shown is the yield at the time of purchase.
@Illiquid security. At November 30, 2009, the aggregate amount of illiquid securities was $2,172,938, which represented 0.37% of the Fund's net assets. See Note 3 in "Notes."
§Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
•Variable rate security. The rate shown is the rate as of November 30, 2009.

Summary of Abbreviations:
ACA – Insured by the American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association collateral
NATL-RE – Insured by the National Public Finance Guarantee Corporation
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
VHA – Veterans Health Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by Delaware® Tax-Free Fund - Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended November 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to November 30, 2009 through January 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

2. Investments
At November 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$556,397,163
Aggregate unrealized appreciation	35,123,018
Aggregate unrealized depreciation	(19,216,519)
Net unrealized appreciation	$15,906,499

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $11,316,576 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $797,494 expires in 2016, and $10,519,082 expires in 2017.

The Fund applies the provisions, as amended to date, of Accounting Standards Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of November 30, 2009:

Level 2
Municipal Bonds	$572,303,662
Total	$572,303,662

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states in which the Fund holds securities, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2009, 19.40% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

November 30, 2009

	Principal
	Amount	Value
Municipal Bonds – 97.40%
Corporate Revenue Bonds – 10.31%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project) 6.50% 5/1/17	$2,315,000	$2,354,286
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp. Project)
4.85% 4/1/21 (AMT)	2,000,000	1,914,360
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,010,000	984,508
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	429,500
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2
5.125% 6/1/24	5,000,000	4,251,800
5.875% 6/1/47	5,645,000	4,020,877
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue
(Electric & Power Co. Project) Series A 3.60% 2/1/32	1,150,000	1,186,616
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,543,059
Indianapolis, Indiana Airport Authority Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	747,743
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power)
5.00% 7/1/14 (FGIC)	2,000,000	2,167,120
Maryland Economic Development Corporation Pollution Control Revenue (Potomac Electric Project)
6.20% 9/1/22	1,780,000	2,027,046
Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue
(Federal Express Corp. Project) 5.05% 9/1/12	1,000,000	1,061,630
Michigan State Strategic Fund Limited Obligation Revenue (Dow Chemical Project)
Series B-2 6.25% 6/1/14	4,500,000	4,763,295
•Mobile, Alabama Industrial Development Board Pollution Control Revenue
(Alabama Power Co.) Series B 4.875% 6/1/34	2,840,000	3,056,834
M-S-R Energy Authority, California Gas Revenue Series A 6.125% 11/1/29	3,640,000	3,709,269
•New York City, New York Industrial Development Agency Special Facilities Revenue
(American Airlines - JFK International Airport) 7.625% 8/1/25 (AMT)	4,045,000	3,793,886
Ohio State Air Quality Development Authority Revenue Environmental Improvement
(First Energy)
Series A 5.70% 2/1/14	2,225,000	2,377,435
Series A 5.70% 8/1/20	4,320,000	4,534,531
Series C 5.625% 6/1/18	2,370,000	2,528,032
(USX Project) 5.00% 11/1/15	1,000,000	1,050,990
•Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Exelon Generation Co. Project) 5.00% 12/1/42	1,355,000	1,436,557
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	1,010,970
•Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project) Series A
5.50% 5/1/22	1,000,000	892,830
Salt Verde Financial Corporation, Arizona Senior Gas Revenue 5.00% 12/1/37	4,500,000	3,664,305
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	431,200
		55,938,679
Education Revenue Bonds – 3.79%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	865,500
California Statewide Communities Development Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,281,228

Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
(CDFI Phase I, LLC Project) Series B 5.50% 10/1/20	1,030,000	909,614
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
5.25% 5/1/21 (NATL-RE)	1,000,000	1,095,750
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	1,000,000	702,900
Marietta, Georgia Development Authority Revenue (Life University Income Project)
6.25% 6/15/20	1,180,000	1,102,250
Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	916,810
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,431,389
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
5.50% 12/1/19	500,000	520,820
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,031,070
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,179,712
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	355,613
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,066,840
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21	1,000,000	1,087,090
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)	250,000	271,203
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,095,640
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,341,238
5.00% 6/1/21	1,250,000	1,335,375
		20,590,042
Electric Revenue Bonds – 2.96%
•Burke County, Georgia Development Authority Pollution Control Revenue (Oglethorpe Power)
Series C-2 4.625% 1/1/37 (AMBAC)	3,320,000	3,359,276
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,166,560
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	555,000	592,413
Platte River Power Authority, Colorado Power Revenue Series HH 5.00% 6/1/26	2,000,000	2,165,040
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,258,100
South Carolina State Public Service Authority Revenue Series A 5.125% 1/1/21 (FSA)	1,000,000	1,066,510
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)	750,000	751,710
Vernon, California Electric System Revenue Series A 5.125% 8/1/21	4,500,000	4,697,819
		16,057,428
Escrowed to Maturity Bonds – 0.09%
California State Economic Recovery Series A 5.25% 7/1/14	225,000	265,156
Southcentral, Pennsylvania General Authority Revenue (Wellspan Health Obligated Project)
5.625% 5/15/26	180,000	194,346
		459,502
Health Care Revenue Bonds – 12.83%
Allegheny County, Pennsylvania Municipal Development Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 9/1/14	4,000,000	4,336,960
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	4,405,000	4,498,078
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project)
7.125% 7/1/29	2,250,000	2,501,708
California Municipal Finance Authority Certificates of Participation
(Community Hospitals Center) 5.25% 2/1/24	1,755,000	1,670,602
California Statewide Communities Development Authority Revenue (Kaiser Permanente)
Series A 5.00% 4/1/19	5,425,000	5,702,651
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue
(St. Francis Medical Center) Series A 5.50% 6/1/34	640,000	629,011
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center)
Series A 6.125% 1/1/24	905,000	901,986
@Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac) Series A
6.125% 5/1/26	715,000	613,963
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries) 6.25% 1/1/24	2,625,000	2,701,755
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,081,080

Dauphin County, Pennsylvania General Authority Health System Revenue
(Pinnacle Health System Project) Series A 6.00% 6/1/29	4,500,000	4,698,630
Georgia Medical Center Hospital Authority Revenue (Spring Harbor Green Island Project)
5.25% 7/1/37	2,300,000	1,776,658
Lycoming County, Pennsylvania Authority Health System Revenue
(Susquehanna Health System Project) 5.50% 7/1/28	2,500,000	2,451,425
Maryland State Health & Higher Education Facilities Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	863,431
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	504,215
Massachusetts State Health & Educational Facilities Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	2,033,454
Michigan State Hospital Finance Authority Revenue (Oakwood Obligation Group)
5.50% 11/1/14	2,230,000	2,321,653
Minneapolis, Minnesota Health Care System Revenue (Fairview Health) Series A
6.375% 11/15/23	3,710,000	4,165,774
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Abington Memorial Hospital) Series A 5.00% 6/1/25	2,500,000	2,492,000
New York State Dormitory Authority Revenue Non State Supported Debt
(Memorial Sloan Kettering Cancer Center) 5.00% 7/1/26	1,000,000	1,053,450
(North Shore LI Jewish Health System) Series A 5.50% 5/1/30	1,700,000	1,743,894
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,018,960
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	726,679
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,205,240
5.00% 1/1/18	1,000,000	1,095,230
Scottsdale, Arizona Industrial Development Authority Hospital Revenue
(Scottsdale Healthcare) Series A 5.00% 9/1/19	3,065,000	2,993,156
South Carolina Jobs-Economic Development Authority Hospital Revenue (Palmetto Health)
5.50% 8/1/26	5,000,000	4,999,599
St. Louis Park, Minnesota Health Care Facilities Revenue Refunding (Nicollet Health Services)
Series C 5.50% 7/1/18	4,240,000	4,598,746
St. Mary Hospital Authority, Pennsylvania Health System Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,258,752
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
(Health East Project) 6.00% 11/15/25	1,000,000	960,330
		69,599,070
Housing Revenue Bonds – 1.36%
California Housing Finance Agency Revenue (Home Mortgage) Series M
5.95% 8/1/25 (AMT)	2,700,000	2,778,840
Puerto Rico Housing Finance Authority Subordinate (Capital Fund Modernization)
5.50% 12/1/16	4,120,000	4,607,767
		7,386,607
Lease Revenue Bonds – 2.12%
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Series A	1,170,000	1,165,999
5.00% 6/1/18
5.00% 6/1/21 (AMBAC)	1,000,000	966,060
Michigan State Building Authority Revenue Series I
5.00% 10/15/24	2,860,000	2,905,874
5.50% 10/15/18	2,050,000	2,165,969
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C
5.25% 6/1/22	1,000,000	1,042,800
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series J
5.00% 7/1/28	1,000,000	1,024,550
Tobacco Settlement Financing New York Revenue (Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,249,664
		11,520,916
Local General Obligation Bonds – 8.14%
Chicago, Illinois Board of Education Refunding Dedicated Revenue Series B
5.00% 12/1/23 (AMBAC)	3,500,000	3,683,785
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,024,495

Chicago, Illinois Project & Refunding Series C 5.50% 1/1/40 (NATL-RE) (FGIC)	2,940,000	2,966,460
Dallas, Texas 5.125% 2/15/15	3,000,000	3,508,380
Fairfax County, Virginia Refunding & Public Improvement 5.25% 4/1/14	3,500,000	4,096,330
Gwinnett County, Georgia School District 5.00% 2/1/11	3,000,000	3,162,330
Lansing, Michigan Community College (College Building and Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,421,672
Licking County, Ohio Joint Vocational School District School Facilities Construction and
Improvement 5.00% 12/1/19 (NATL-RE)	1,000,000	1,055,340
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21 (FGIC)	2,880,000	2,991,312
(Election 2004) Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,233,080
5.00% 7/1/31 (AMBAC)	3,955,000	3,999,059
Middlesex County, New Jersey Improvement Authority Revenue
(County Guaranteed Open Space Trust) 5.25% 9/15/20	1,000,000	1,113,420
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,836,735
Series G 5.25% 8/1/15	1,000,000	1,111,770
Series I 5.00% 8/1/21	1,000,000	1,058,480
Series I-1 5.25% 4/1/28	4,500,000	4,822,019
Series J 5.50% 6/1/23	100,000	104,891
		44,189,558
§Pre-Refunded Bonds – 5.48%
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (FSA)	1,000,000	1,136,530
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,311,200
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital)	1,000,000	1,151,700
5.25% 2/15/28-14
5.50% 2/15/23-14	1,000,000	1,161,850
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25-10 (RADIAN)	1,000,000	1,025,370
Illinois Educational Facilities Authority Student Housing Revenue
(Educational Advancement - University Center Project) 6.00% 5/1/22-12	750,000	848,520
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,155,490
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	818,761
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	4,021,079
Michigan State Building Authority Revenue (Facilities Program) Series I
5.00% 10/15/24-11	140,000	151,467
5.50% 10/15/18-11	125,000	136,403
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems)
Series A 5.75% 11/15/32-12	500,000	570,950
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	594,580
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,041,021
North Texas Health Facilities Development Corporation Hospital Revenue
(United Regional Health Care System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,163,750
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,738,027
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,122,120
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J
5.50% 7/1/21-14	1,000,000	1,172,990
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,338,240
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	889,643
University of North Carolina Revenue (Chapel Hill) Series A 5.375% 12/1/14-11	2,000,000	2,147,200
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund)
6.00% 10/1/16-10	1,000,000	1,047,860
		29,744,751
Resource Recovery Bonds – 0.22%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	1,300,000	1,176,201
		1,176,201

Special Tax Bonds – 12.43%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	1,061,796
California State Economic Recovery Series A
5.25% 7/1/14	775,000	872,154
5.25% 7/1/21	2,740,000	2,899,578
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,621,664
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,479,089
Dallas, Texas Convention Center Hotel Development Revenue Series A
5.00% 1/1/24	3,420,000	3,474,788
5.25% 1/1/23	5,375,000	5,615,287
Guam Government Limited Obligation Revenue (Section 30) Series A
5.375% 12/1/24	1,750,000	1,783,215
5.625% 12/1/29	1,185,000	1,202,657
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)	1,000,000	1,014,890
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	3,600,000	4,196,952
Metropolitan Pier & Exposition Authority, Illinois Dedicate State Tax Revenue
(McCormick Place Expansion Project) Series A 5.50% 12/15/24 (NATL-RE) (FGIC)	2,000,000	2,026,440
Middlesex County, New Jersey Improvement Authority Senior Revenue
(Heldrich Center Hotel/Conference Project) Series A 5.00% 1/1/32	1,000,000	522,360
@Modesto, California Special Tax Community Facilities District #04-1 (Village 2)
5.15% 9/1/36	1,500,000	1,083,330
New Jersey Economic Development Authority Revenue (Cigarette Tax)
5.00% 6/15/11 (FGIC)	2,750,000	2,805,523
5.50% 6/15/31	1,000,000	915,150
5.625% 6/15/18	1,000,000	1,000,090
•New York City, New York Transitional Finance Authority Revenue Refunding - Future Tax Secured
Series A 5.50% 11/1/26	1,000,000	1,075,250
New York State Urban Development Corporation Revenue (State Personal Income Tax)
Series A-1 5.00% 12/15/28	4,000,000	4,282,120
Oregon Department of Administrative Services Lottery Revenue Series A 5.25% 4/1/26	2,000,000	2,230,200
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	5,585,000	4,160,211
•Series A 5.00% 8/1/39	4,500,000	4,679,460
Series A 5.25% 8/1/27	4,685,000	4,773,593
Series A 6.125% 8/1/29	2,500,000	2,597,800
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding &
Improvement (Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	846,260
@St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	232,008
Series B 5.375% 11/1/23	1,000,000	889,510
Washington State Motor Vehicle Fuel Tax Series B 5.00% 7/1/16	4,250,000	4,951,759
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
Refunding-Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,521,735
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,630,337
		67,445,206
State General Obligation Bonds – 20.21%
California State 5.25% 11/1/17	1,000,000	1,061,850
California State Various Purpose
5.00% 10/1/18	5,000,000	5,293,600
6.50% 4/1/33	4,500,000	4,841,730
California Statewide Communities Development Authority Revenue
(Purchase Proposition 1A Receivables Program) 5.00% 6/15/13	2,690,000	2,839,241
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,245,680
Florida State Board Education Capital Outlay Public Education Series D 5.75% 6/1/22	2,000,000	2,064,320
Georgia State
5.00% 8/1/12	3,125,000	3,477,531
5.00% 7/1/17	4,810,000	5,722,120
Series D 5.00% 7/1/11	6,865,000	7,354,131
Guam Government Series A 7.00% 11/15/39	1,560,000	1,606,098

Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,855,964
Maryland State 5.00% 8/1/17	1,500,000	1,754,295
Maryland State & Local Facilities Loan Capital Improvement 5.00% 3/15/19	3,675,000	4,242,236
Massachusetts State Consolidated Loan Series A 5.25% 8/1/13	5,000,000	5,719,100
Minnesota State 5.00% 6/1/14	900,000	1,044,108
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,679,299
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,394,040
5.00% 3/1/15	1,200,000	1,408,248
North Carolina State Refunding Series B 5.00% 4/1/15	4,000,000	4,697,560
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,225,388
Series D 5.00% 9/15/14	3,500,000	4,052,510
Pennsylvania State
5.50% 2/1/13	3,200,000	3,647,648
Second Series A 5.00% 8/1/13	4,000,000	4,553,440
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,308,298
5.25% 7/1/22	3,470,000	3,450,880
5.25% 7/1/23	1,125,000	1,110,971
5.50% 7/1/17	4,415,000	4,720,783
•Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,031,000
•Puerto Rico Public Finance Corporation Commonwealth Appropriation
(LOC Puerto Rico Government Bank) Series A 5.75% 8/1/27	1,000,000	1,033,640
Virginia State
5.00% 6/1/23	2,000,000	2,268,220
Series D 5.00% 6/1/19	5,715,000	6,830,854
Washington State Variable Purpose Series A 5.00% 7/1/16	1,000,000	1,165,120
		109,699,903
Transportation Revenue Bonds – 10.36%
Bay Area Toll Authority, California Toll Bridge Revenue (San Francisco Bay Area)
Series F-1 5.25% 4/1/29	4,400,000	4,690,488
Broward County, Florida Airport System Revenue Series O 5.375% 10/1/29	3,895,000	4,007,098
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	1,750,000	1,261,558
Chicago, Illinois O' Hare International Airport Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,050,710
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	715,605
5.00% 11/1/23	750,000	786,143
5.00% 11/1/24	400,000	417,320
Georgia Federal Highway Road and Tollway Authority Revenue Bonds 5.00% 6/1/10 (NATL-RE)	2,000,000	2,047,660
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation) Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,097,796
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,800,500
Series C 6.50% 11/15/28	2,860,000	3,275,558
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A
5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,035,800
New York State Thruway Authority Revenue (General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,718,968
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	4,000,000	4,471,720
•Series E-3 5.75% 1/1/38	2,470,000	2,676,393
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,367,576
Sacramento County, California Airport System Revenue (PFC/Grant) Series D
5.50% 7/1/28	2,020,000	2,156,532
5.625% 7/1/29	1,685,000	1,802,596
Saint Louis, Missouri Airport Revenue (Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	3,994,061
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,947,622

Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,986,789
•Series B-1 5.00% 11/15/25	4,000,000	4,407,160
•Series B-3 5.00% 11/15/38	1,800,000	1,994,544
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	537,745
		56,247,942
Water & Sewer Revenue Bonds - 7.10%
Alabama Water Pollution Control Authority Revenue 5.50% 8/15/23 (AMBAC)	1,000,000	1,025,470
Arizona Water Infrastructure Finance Authority Revenue (Water Quality)
Series A 5.00% 10/1/21	2,430,000	2,760,237
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,160,931
Series B 5.50% 11/1/23 (FSA)	3,000,000	3,265,350
Dallas, Texas Waterworks & Sewer System Revenue 5.00% 10/1/24 (FSA)	6,500,000	6,518,980
Florida Water Pollution Control Financing Corporation Revenue (Water Pollution Control)
Series A 5.00% 1/15/25	5,000,000	5,367,000
King County, Washington Sewer Revenue Refunding Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,985,205
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,546,408
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,564,580
Series D 5.00% 9/15/23	3,360,000	3,683,904
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,655,120
Total Municipal Bonds (cost $508,523,412)		38,533,185
		528,588,990
Short-Term Investments – 0.89%
•Variable Rate Demand Notes – 0.89%
California Statewide Communities Development Authority Revenue
(Childrens Hospital) Series C 0.20% 8/15/34	1,000,000	1,000,000
Connecticut State Health & Educational Facilities Authority Revenue (Yale University)
Series Y-2 0.15% 7/1/35	1,000,000	1,000,000
Indiana State Finance Authority Revenue (Columbus Regional Hospital)
Series A 0.24% 8/1/21	545,000	545,000
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp. Project) Series A-1 0.35% 8/1/29	500,000	500,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) Series B
0.15% 7/1/43	500,000	500,000
New York City, New York Industrial Development Agency Civic Facility Revenue
(New York Law School Project) Series B-2 0.67% 7/1/36	200,000	200,000
Pittsburgh, Pennsylvania Water & Sewer Authority Revenue First Lien
Series B2 0.20% 9/1/39	500,000	500,000
University of Minnesota Series C 0.27% 12/1/36	600,000	600,000
Total Short-Term Investments (cost $4,845,000)		4,845,000

Total Value of Securities – 98.29%
(cost $513,368,412)		533,433,990
Receivables and Other Assets Net of Liabilities (See Notes) – 1.71%		9,278,798
Net Assets Applicable to 46,723,223 Shares Outstanding – 100.00%		$542,712,788

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of November 30, 2009.
@Illiquid security. At November 30, 2009, the aggregate amount of illiquid securities was $2,818,811, which represented 0.52% of the Fund’s net assets. See Note 3 in “Notes.”

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation

CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by Delaware Group® Tax-Free Fund - Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2006 – August 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended November 30, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to November 30, 2009 through January 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

2. Investments
At November 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$513,368,412
Aggregate unrealized appreciation	25,629,565
Aggregate unrealized depreciation	(5,563,987)
Net unrealized appreciation	$20,065,578

For federal income tax purposes, at August 31, 2009, capital loss carryforwards of $8,275,150 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $249,429 expires in 2011, $5,791 expires in 2012, $119,427 expires in 2014, $2,127,384 expires in 2016 and $5,773,119 expires in 2017.

The Fund applies the provisions, as amended to date, of Accounting Standard Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of November 30, 2009:

Level 2
Municipal Bonds	$533,433,990
Total	$533,433,990

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states in which the Fund holds securities, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At November 30, 2009, 15.82% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of November 30, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: